Common Stock - Shares of Common Stock Reserved for Future Issuance (Detail) - shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Shares of common stock reserved for future issuance	14,280,326	13,781,623	12,636,766
Series A Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Shares of common stock reserved for future issuance	4,247,153	4,247,153	4,247,153
Series B Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Shares of common stock reserved for future issuance	2,633,138	2,625,142	2,619,812
Series C Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Shares of common stock reserved for future issuance	2,584,633	2,584,633	2,584,633
Common Stock Reserved For Exercises Of Stock Options Issued Under2015 Stock Option And Grant Plan
Class of Stock [Line Items]
Shares of common stock reserved for future issuance	4,541,345	4,251,914	2,883,918
Common Stock Reserved For Issuances Under2015 Stock Option And Grant Plan
Class of Stock [Line Items]
Shares of common stock reserved for future issuance	274,057	72,781	301,250